Changes in Accounting Policies	12 Months Ended
Dec. 31, 2019
Changes in Accounting Policies [Abstract]
CHANGES IN ACCOUNTING POLICIES

3. CHANGES IN ACCOUNTING POLICIES

Leases

The Company has adopted IFRS 16, Leases (“IFRS 16”) with a date of initial adoption of January 1, 2019. The standard provides a single lease accounting model, requiring the recognition of a right-of-use asset and lease liability, except in limited circumstances.

The Company has chosen to measure the initial right-of-use asset at an amount equal to the lease liability as at January 1, 2019, adjusted for any prepayments made or any accrued lease payments. Each individual lease liability is initially measured at the present value of the lease payments over the remaining lease term, discounted using the Company’s incremental borrowing rate as at January 1, 2019 for that lease.

The weighted average incremental borrowing rate applied to lease liabilities recognized on the balance sheet as at January 1, 2019 was 4.65%.

The Company has elected to adopt IFRS 16 using a modified retrospective approach with the cumulative effect of initially applying the standard being recorded on the balance sheet. The comparative information has not been restated and continues to be reported under the accounting standards in effect in those periods.

The Company has elected to not recognize a right-of-use asset or lease liability for any lease that has a lease term of 12 months or less. The payments associated with these agreements are recognized as an operating expense on a straight-line basis over the lease term.

The following practical expedients have been elected:

•        The Company has elected to grandfather the determination as to whether a transaction constituted a lease for all agreements entered into prior to January 1, 2019;

•        The Company has elected to not recognize a right-of-use asset or lease liability for leases for which the lease term ends within 12 months of the date of initial adoption;

•        The Company has elected to exclude initial direct costs from the measurement of the right-of-use asset at the date of initial application; and

•        The Company has elected, for property leases, not to separate the non-lease components from the lease components, and instead account for each lease and any associated non-lease components within the contract as a single lease component.

After the commencement date, the right-of-use assets are measured applying the cost model and depreciated to the earlier of the end of the useful life of the asset or the end of the lease term on a straight-line basis. The lease liability is subsequently measured by increasing the carrying amount to reflect the interest on the lease, using the effective interest method, and by reducing the carrying amount to reflect the lease payments made.

The main impacts of this standard relate to the recognition of right-of-use assets and lease liabilities resulting in an increase in satellites, property and other equipment, other current liabilities and other long-term liabilities. In addition, there were some decreases in other current financial assets, prepaid expenses and other current assets, other long-term financial assets and other long-term financial liabilities as a result of the implementation of IFRS 16. The impact as at January 1, 2019 has been summarized below in the Impact on Opening Balance Sheet.

Impact on Opening Balance Sheet

The following table summarizes the increases (decreases) noted on the adoption of IFRS 16 on the balance sheet as at January 1, 2019.

Other current financial assets	$(27)
Prepaid expenses and other current assets	$(72)
Satellites, property and other equipment	$26,350
Other long-term financial assets	$(123)
Other current liabilities	$1,069
Other long-term financial liabilities	$(723)
Other long-term liabilities	$25,782

Reconciliation of commitments to lease liabilities

The reconciliation between the commitments disclosed in Note 31 of the December 31, 2018 financial statements and the lease liabilities recognized as at January 1, 2019 in the consolidated financial statements at that date is as follows:

Operating property leases	$33,837
Leases included in other operating commitments	376
Total leases included in Note 31 of the December 31, 2018 financial statements	$34,213

Discounted using the Company’s incremental borrowing rate	$23,844
Adjustments as a result of different treatments of extension and termination options	12,441
Leases not capitalized due to exemptions	(551)
Variable costs included in commitments and contingencies	(8,850)
Lease liabilities as at January 1, 2019	$26,884

Income taxes

IFRIC 23, Uncertainty over Income Taxes Treatments was issued by the IASB in June 2017. The interpretation clarifies how to apply the recognition and measurement requirements in IAS 12, Income Taxes when there is uncertainty over income tax treatments. This interpretation was adopted on January 1, 2019. The interpretation had no impact on the consolidated financial statements.